Commitments and contingencies (Details Narrative) - EUR (€)		1 Months Ended							12 Months Ended
	Apr. 27, 2022	Jan. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Feb. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022
Loss Contingencies [Line Items]
Payment for license fee									€ 5,000,000.0
Contingent payments									47,500,000
Debt Related Commitment Fees and Debt Issuance Costs									7,800,000
Cumulative expense									1,300,000	€ 1,200,000	€ 1,500,000
Manufacturing cost									6,700,000
Research and development	€ 158,000								5,338,962	3,390,677	4,688,461
Payment for rent									14,800
Subsequent Event [Member]
Loss Contingencies [Line Items]
Lease cost		€ 26,800
Minimum [Member]
Loss Contingencies [Line Items]
Loss contingency									€ 500,000
Royalty fees percentage									0.50%
Maximum [Member]
Loss Contingencies [Line Items]
Loss contingency									€ 1,000,000.0
Royalty fees percentage									1.00%
OSR [Member]
Loss Contingencies [Line Items]
Asset Acquisition, Contingent Consideration, Liability											53,000,000
Related Milestone One [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment									€ 7,000,000.0
Related Milestone Two [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment									3,500,000
Lympho hematopoietic [Member]
Loss Contingencies [Line Items]
Potential milestone									10,000,000
Solid Cancer [Member]
Loss Contingencies [Line Items]
Debt instrument, periodic payment									53,000,000
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone									300,000
Total commitment amount									83,000	€ 51,000
AGC Agreement [Member]
Loss Contingencies [Line Items]
Manufacturing cost									1,000,000.0
Transfer fees									500,000
Amendment Four [Member]
Loss Contingencies [Line Items]
Production cost					€ 17,000			€ 360,000
Amendment Five [Member]
Loss Contingencies [Line Items]
Production cost							€ 259,000
Amendment Six [Member]
Loss Contingencies [Line Items]
Production cost							€ 41,000
Production costs percentage						20.00%
Amendment Seven [Member]
Loss Contingencies [Line Items]
Production cost						€ 259,000
GMP Batch [Member]
Loss Contingencies [Line Items]
Manufacturing cost					€ 311,280
LVV Batch [Member]
Loss Contingencies [Line Items]
Manufacturing cost				€ 311,280
Framework Service Agreement [Member]
Loss Contingencies [Line Items]
Research and development			€ 272,800
Process Transfer Agreement [Member]
Loss Contingencies [Line Items]
Raw materials												€ 405,000
Raw materials												€ 24,000
Inventory commitment									469,500
Service Agreement [Member]
Loss Contingencies [Line Items]
Production cost											€ 300,000
Payment of service cost									€ 32,200